SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Short-term investment	$—	$26,797,081	$—	$26,797,081

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Short-term investment	$—	$26,179,662	$—	$26,179,662

Summary of cash balances by geographic area

Country:	October 31, 2023		October 31, 2022
China	$2,383	100.0%	$1,917	76.4%
Hong Kong	—	—	591	23.6%
Total cash	$2,383	100.0%	$2,508	100.0%

Summary of estimated useful life of property and equipment

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of revenue based on services

	Years Ended October 31,
	2023	2022	2021
Insurance brokerage services	$1,244,247	$1,324,655	$2,675,611
Insurance related risk management services	—	27,254	115,006
Total revenues	$1,244,247	$1,351,909	$2,790,617

Summary of securities excluded from diluted per share

	Years Ended October 31,
	2023	2022	2021
Stock warrants	141,800	141,800	141,800
Potentially dilutive securities	141,800	141,800	141,800